Employee benefits (Post-Employment)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Employee benefits (Post-Employment)
22.	Employee benefits (Post-Employment)

	2017	2016
Liabilities
Petros Pension Plan	10,728	10,752
Petros 2 Pension Plan	260	293
AMS Medical Plan	10,802	11,214
Other plans	40	38

Total	21,830	22,297

Current	844	820
Non-current	20,986	21,477

Total	21,830	22,297

22.1.	Petros Plan and Petros 2 Plan

The Company’s post-retirement plans are managed by Fundação Petrobras de Seguridade Social (Petros Foundation), which was established by Petrobras as a nonprofit legal entity governed by private law with administrative and financial autonomy.

Petros Foundation has committees for assessing and resolving on risk management matters, mainly an Integrity Program Against Harmful Acts, established in 2017, with the purpose of improving its corporate governance.

a) Petros Plan—Fundação Petrobras de Seguridade Social

The Petros Plan was established by Petrobras in July 1970 as a defined-benefit pension plan and currently provides post-retirement benefits for employees of Petrobras and Petrobras Distribuidora S.A., in order to complement government social security benefits. The Petros Plan has been closed to new participants since September 2002.

Petros Foundation performs an annual actuarial review of its costs using the capitalization method for most benefits. The employers (sponsors) make regular contributions in amounts equal to the contributions of the participants (active employees, assisted employees and retired employees), on a parity basis.

As of December 31, 2017, the balance of the Terms of Financial Commitment (TFC), signed by Petrobras and Petros Foundation in 2008 is US$ 3,720. The TFC is a financial commitment agreement to cover obligations under the pension plan, which amounts are due in 20 years, with 6% p.a. semiannual coupon payments based on the updated balance. The Company has provided crude oil and oil products pledged as security for the TFC totaling US$ 4,067, updated in the third quarter of 2017 to reflect the increase in the commitments assumed in the TFC.

The employers’ expected contributions to the plan for 2018 are US$ 220 and interest payments on TFC US$ 222.

The average duration of the actuarial liability related to the plan, as of December 31, 2017, is 12.51 years (13.06 years as of December 31, 2016).

Deficit settlement plan – Petros Plan

Petros Foundation’s financial statements for 2016 were approved by the Executive Council of Petros Foundation on May 26, 2017 and presented an accumulated deficit of US$ 8,192 (US$ 5,788 accumulated until 2015) in the Petros Plan, according to the general accepted accounting standards for the post-retirement sector, regulated in Brazil by the Post-Retirement Benefit Federal Council – CNPC.

The deficit determined by Petros Foundation is annually calculated by an independent actuary and is already recognized in the Company’s financial statements in accordance with IFRS.

On June 19, 2017, the Superintendency of Post-retirement Benefits (PREVIC) issued the Conduct Adjustment Declaration (TAC) for Petros Plan, determining a deadline for the implementation of its plan for reduction of the accumulated deficit computed at the end of 2015.

On September 12, 2017, the Executive Council of Petros Foundation approved the deficit of the year 2015. This amount was updated based on interest and inflation and reached US$ 8,253 at December 31, 2017.

The Company and the Secretariat of Management and Governance for the State-owned Companies (Secretaria de Coordenação e Governança das Empresas Estatais – SEST) assessed the deficit settlement plan and additional contributions from participants and sponsors will commence in March 2018.

Pursuant to relevant regulation, the sponsors and participants will cover this deficit based on their respective proportions of regular contributions. Accordingly, the Company will cover approximately US$ 4,141 of this deficit and the contributions will occur for 18 years through decreasing values, of which the estimated amount for the first year is US$ 450.

The additional contributions of the participants during their employed and assisted phases were considered in the actuarial evaluation of 2017, reducing the present value of the obligation, in the amount of US$ 4.1 billion, while the additional contributions of the sponsor will reduce the actuarial obligation at the time of the disbursement, without impacting the income statement.

Split of Petros Plan

On February 15, 2018, the PREVIC authorized the split of Petros Plan, expected to occur on March 31, 2018, into two separate plans: Petros Plan – Renegotiated and Petros Plan – Non-renegotiated.

This split arises from the renegotiation procedures held in 2006-2007 period and in 2012, when 75% of the participants accepted the option to change to a model that sets forth solely inflation indexation on the annual adjustment of their benefits. The other participants’ benefits remained adjusted by the same rate as the Petrobras’ workforce had their salaries adjusted.

Petros Foundation will assess the effect of the split on the deficit settlement plan, whose additional contributions will commence in March 2018. The results of this study may trigger a revision of the settlement plan in 2019.

Reconciliation between results registered by Petros and the Company

The table below presents the reconciliation of the deficit of Petros Plan registered by Petros Foundation, according to the standards issued by CNPC, and by sponsor Petrobras, according to international accounting standards (IAS 19):

		Petros Plan
	2017	2016
Deficit registered by Petros	1,209	8,189

Extraordinary sponsor contributions	4,037	—
Effects of the TFC over plan assets	3,684	3,642
Ordinary sponsor contributions	2,829	3,069
Financial assumptions	1,528	982
Actuarial valuation method	(2,803)	(5,372)
Others	244	242

Net actuarial liability registered by the Company	10,728	10,752

The main differences are:

•	Sponsor contributions – Petros Foundation uses the discounted cash flow of expected sponsor contributions, while Petrobras uses the realized sponsor contributions.

•	Effects of the TFC over plan assets –Petros Foundation accounts for its receivables arising from the TFC.

•	Financial assumptions – the main difference is the discount rate used by Petros Foundation, based on actuarial target, while the discount rate used by Petrobras is based on the yield curve of a long-term Brazilian Government Bonds (NTN), as set out in note 5.4.

•	Actuarial valuation method – Petrobras uses the projected unit credit method to determine the present value of its defined benefit obligations, which represents a more accelerated term of capitalization when compared to the aggregate method of capitalization used by Petros Foundation.

b) Petros 2 Plan—Fundação Petrobras de Seguridade Social

Petros 2 Plan was established in July 2007 by Petrobras and certain subsidiaries as a variable contribution plan recognizing past service costs for contributions for the period from August 2002 to August 29, 2007. The Petros 2 Plan currently provides post-retirement benefits for employees of Petrobras, Petrobras Distribuidora S.A., Stratura Asfaltos, Termobahia, Termomacaé, Transportadora Brasileira Gasoduto Brasil-Bolívia S.A. – TBG, Petrobras Transporte S.A. – Transpetro, Petrobras Biocombustível and Araucária Nitrogenados. The plan is open to new participants although there will no longer be payments relating to past service costs.

Certain elements of the Petros 2 Plan have defined benefit characteristics, primarily the coverage of disability and death risks and the guarantee of minimum defined benefit and lifetime income. These actuarial commitments are treated as defined benefit components of the plan and are accounted for by applying the projected unit credit method. Contributions paid for actuarial commitments that have defined contribution characteristics are accrued monthly in the statement of income and are intended to constitute a reserve for programmed retirement. The contributions for the portion of the plan with defined contribution characteristics were US$ 283 in 2017.

The defined benefit portion of the contributions was suspended from July 1, 2012 to June 30, 2018, as determined by the Executive Council of Petros Foundation, based on advice of the actuarial consultants from Petros Foundation. Therefore, the entire contributions are being applied to the individual accounts of plan participants.

For 2018 the employers’ expected contributions to the defined contribution portion of the plan are US$ 279.

The average duration of the actuarial liability related to the plan, as of December 31, 2017 is 43.53 years (43.20 at December 31, 2016).

22.2.	Other plans

The Company also sponsors other pension and health care plans of certain of its Brazilian and international subsidiaries. Most of these plans are unfunded and their assets are held in trusts, foundations or similar entities governed by local regulations.

The actuarial liability of the subsidiary Liquigás is reclassified as held for sale, as set out in note in note 10.1.

22.3.	Pension Plans assets

Pension plans assets follow a long term investment strategy based on the risks assessed for each different class of assets and provide for diversification, in order to lower portfolio risk. The portfolio profile must comply with the Brazilian National Monetary Council (Conselho Monetário Nacional – CMN) regulations.

Petros Foundation establishes investment policies for 5-year periods, reviewed annually. Petros uses an asset liability management model (ALM) to address net cash flow mismatches of the benefit plans, based on liquidity and solvency parameters, simulating a 30-year period.

Portfolio allocation limits for the period between 2018 and 2022 for the Petros Plan are 45% to 75% in fixed-income securities, 10% to 35% in variable-income securities, 4% to 8% in real estate, 2% to 8% in loans to participants, as well as 0% to 5% in structured finance projects. Allocation limits for Petros 2 Plan for the same period are: 65% to 90% in fixed-income securities, 5% to 20% in variable-income securities, 0% to 5% in real estate, 2% to 8% in loans to participants, 0% to 5% in structured finance projects and 0% to 2% in investments abroad.

The pension plan assets by type of asset are set out as follows:

	2017				2016
Type of asset	Quoted prices in active markets	Unquoted prices	Total fair value	%	Total fair value*	%
Receivables	—	1,139	1,139	8%	1,306	8%

Fixed income	6,683	2,003	8,686	58%	7,078	46%

Corporate bonds	—	118	118		62
Government bonds	6,683	61	6,744		6,019
Fixed income funds	—	1,815	1,815		986
Other investments	—	9	9		11
Variable income	2,877	285	3,162	21%	4,657	30%

Common and preferred shares	2,877	—	2,877		4,493
Other investments	—	285	285		164
Structured investments	—	373	373	2%	731	5%

Private equity funds	—	307	307		636
Venture capital funds	—	14	14		16
Real estate Funds	—	52	52		79
Real estate properties	—	1,045	1,045	7%	1,141	7%

	9,560	4,845	14,405	96%	14,913	96%

Loans to participants	—	620	620	4%	632	4%

	9,560	5,465	15,025	100%	15,545	100%

*	Re-presented values for better comparability with the current year.

As of December 31, 2017, the investment portfolio included debentures of US$ 32, Company’s common and preferred shares in the amount of US$ 14 and US$ 20, respectively, and real estate properties leased by the Company in the amount of US$ 397.

Loans to participants are measured at amortized cost, which is considered to be an appropriate estimate of fair value.

In 2017, the Company improved its monitoring model over Petros Foundation, mainly: enhancement on internal controls over investment portfolio; establishment of specific committees to provide technical advisory for the members indicated by the Company to the Executive and Fiscal Councils of Petros Foundation, in accordance with relevant regulation establishing practices to be performed by the Board of Directors and Executive Officers of the sponsors.

22.4.	Medical Benefits: Health Care Plan—Assistência Multidisciplinar de Saúde (“AMS”)

Petrobras, Petrobras Distribuidora S.A., Petrobras Transporte S.A. – Transpetro, Petrobras Biocombustível, Transportadora Brasileira Gasoduto Brasil-Bolívia – TBG and Termobahia operate a medical benefit plan for their employees in Brazil (active and retired) and their dependents: the AMS health care plan. The plan is managed by the Company based on a self-supporting benefit assumption and includes health prevention and health care programs. The plan is mainly exposed to the risk of an increase in medical costs due to new technologies, new types of coverage and to a higher level of usage of medical benefits. The Company continuously improves the quality of its technical and administrative processes, as well as the health programs offered to beneficiaries in order to hedge such risks.

The employees make fixed monthly contributions to cover high-risk procedures and variable contributions for a portion of the cost of the other procedures, both based on the contribution tables of the plan, which are determined based on certain parameters, such as salary and age levels. The plan also includes assistance towards the purchase of certain medicines in registered drugstores throughout Brazil. There are no health care plan assets.

Benefits are paid and recognized by the Company based on the costs incurred by the participants, of which the Company satisfies 70% of these costs as governed by the collective bargaining agreement.

The average duration of the actuarial liability related to this health care plan, as of December 31, 2017, is 22.08 years (22.04 as of December 31, 2016).

CGPAR resolutions

On January 18, 2018, the Inter-ministerial Commission for Corporate Governance and Administration of Participations of the Union (CGPAR), through CGPAR Resolutions 22 and 23, established guidelines and parameters of governance and cost limits to health care plans operated by state-owned companies.

The main objective of the resolutions is to make feasible the sustainability and the economic, financial and actuarial balance of the health plans operated by state-owned companies.

The company has up to 48 months to adjust the AMS health plan to this new regulation provisions and is assessing the financial impacts it may cause, including among others, a possible decrease in its actuarial liability following the parity basis of contribution, between the Company and the participants, determined by this rule.

22.5.	Net actuarial liabilities and expenses calculated by independent actuaries and fair value of plans assets

Aggregate information is presented for other plans, whose total assets and liabilities are not material.

a)	Changes in the actuarial liabilities, in the fair value of the assets and in the amounts recognized in the statement of financial position

	2017
	Pension Plans		Medical Plan
	Petros	Petros 2	AMS	Other plans	Total
Changes in the present value of obligations
Obligations at the beginning of the year	25,872	678	11,214	78	37,842
Interest expense:	2,776	72	1,222	10	4,080
Term of financial commitment (TFC)	325	—	—	—	325
Actuarial	2,451	72	1,222	10	3,755
Current service cost	89	44	161	4	298
Contributions paid by participants	68	—	—	—	68
Benefits paid	(1,905)	(34)	(466)	(3)	(2,408)
Remeasurement: Experience (gains) / losses (*)	(2,755)	61	(520)	7	(3,207)
Remeasurement: (gains) / losses—demographic assumptions	22	(30)	(63)	(9)	(80)
Remeasurement: (gains) / losses—financial assumptions	1,293	113	(567)	7	846
Others	—	—	—	(6)	(6)
Cumulative Translation Adjustment	(379)	(17)	(179)	(3)	(578)

Obligations at the end of the year	25,081	887	10,802	85	36,855

Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	15,120	385	—	40	15,545
Interest income	1,609	40	—	3	1,652
Contributions paid by the sponsor (Company)	230	—	467	2	699
Contributions paid by participants	68	—	—	—	68
Term of financial commitment (TFC) paid by the Company	223	—	—	—	223
Benefits Paid	(1,905)	(34)	(466)	(3)	(2,408)
Remeasurement: Return on plan assets due to lower interest income	(786)	249	—	4	(533)
Others	—	—	—	—	—
Cumulative Translation Adjustment	(206)	(13)	(1)	(1)	(221)

Fair value of plan assets at the end of the year	14,353	627	0	45	15,025

Amounts recognized in the Statement of Financial Position
Present value of obligations	25,081	887	10,802	85	36,855
( -) Fair value of plan assets	(14,353)	(627)	—	(45)	(15,025)

Net actuarial liability as of December 31,	10,728	260	10,802	40	21,830

Changes in the net actuarial liability
Balance as of January 1,	10,752	293	11,214	38	22,297
Remeasurement effects recognized in other comprehensive income	(654)	(105)	(1,150)	1	(1,908)
Costs incurred in the period	1,256	76	1,383	11	2,726
Contributions paid	(230)	—	(467)	(2)	(699)
Payments related to Term of financial commitment (TFC)	(223)	—	—	—	(223)
Others	—	—	—	(6)	(6)
Cumulative Translation Adjustment	(173)	(4)	(178)	(2)	(357)

Balance as of December 31,	10,728	260	10,802	40	21,830

(*) It includes additional constribuitons of participants regarding the deficit settlement plan as set out in note 22.1.

	2016
	Pension Plan		Medical Plan
	Petros	Petros 2	AMS	Other plans	Total
Changes in the present value of obligations
Obligations at the beginning of the year	18,170	297	6,753	143	25,363
Interest expense:	2,900	48	1,093	9	4,050
Term of financial commitment (TFC)	427	—	—	—	427
Actuarial	2,473	48	1,093	9	3,623
Current service cost	83	21	128	18	250
Contributions paid by participants	92	—	—	—	92
Benefits paid	(1,332)	(16)	(351)	(2)	(1,701)
Remeasurement: Experience (gains) / losses	(1,357)	(12)	(778)	1	(2,146)
Remeasurement: (gains) / losses—demographic assumptions	74	(6)	(40)	1	29
Remeasurement: (gains) / losses—financial assumptions	3,551	276	2,994	12	6,833
Others	—	—	—	(128)	(128)
Cumulative Translation Adjustment	3,691	70	1,415	24	5,200

Obligations at the end of the year	25,872	678	11,214	78	37,842

Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	12,233	226	—	54	12,513
Interest income	1,955	36	—	5	1,996
Contributions paid by the sponsor (Company)	195	—	354	9	558
Contributions paid by participants	92	—	—	—	92
Term of financial commitment (TFC) paid by the Company	202	—	—	—	202
Benefits Paid	(1,332)	(16)	(351)	(2)	(1,701)
Remeasurement: Return on plan assets due to lower interest income	(667)	87	—	—	(580)
Others	—	—	—	(35)	(35)
Cumulative Translation Adjustment	2,442	52	(3)	9	2,500

Fair value of plan assets at the end of the year	15,120	385	0	40	15,545

Amounts recognized in the Statement of Financial Position
Present value of obligations	25,872	678	11,214	78	37,842
( -) Fair value of plan assets	(15,120)	(385)	—	(40)	(15,545)

Net actuarial liability as of December 31,	10,752	293	11,214	38	22,297

Changes in the net actuarial liability
Balance as of January 1,	5,937	71	6,753	89	12,850
Remeasurement effects recognized in other comprehensive income	2,935	171	2,176	14	5,296
Costs incurred in the period	1,028	33	1,221	22	2,304
Contributions paid	(195)	—	(354)	(9)	(558)
Payments related to Term of financial commitment (TFC)	(202)	—	—	—	(202)
Others	—	—	—	(93)	(93)
Cumulative Translation Adjustment	1,249	18	1,418	15	2,700

Balance as of December 31,	10,752	293	11,214	38	22,297

b)	Defined benefit costs

	2017
	Pension Plans		Medical Plan
	Petros	Petros 2	AMS	Other Plans	Total
Service cost	89	44	161	4	298
Interest on net liabilities (assets)	1,167	32	1,222	7	2,428

Net expenses for the year	1,256	76	1,383	11	2,726

Related to active employees:
Included in the cost of sales	236	40	263	—	539
Operating expenses in statement of income	103	24	136	10	273
Related to retirees	917	12	984	1	1,914

Net expenses for the year	1,256	76	1,383	11	2,726

	2016
	Pension Plans		Medical Plan
ı	Petros	Petros 2	AMS	Other Plans	Total
Service cost	83	21	128	18	250
Interest on net liabilities (assets)	945	12	1,093	4	2,054

Net expenses for the year	1,028	33	1,221	22	2,304

Related to active employees:
Included in the cost of sales	257	18	287	2	564
Operating expenses in statement of income	128	11	154	19	312
Related to retirees	643	4	780	1	1,428

Net expenses for the year	1,028	33	1,221	22	2,304

	2015
	Pension Plans		Medical Plan
	Petros	Petros 2	AMS	Other Plans	Total
Service cost	77	35	58	12	182
Interest on net liabilities (assets)	801	29	933	15	1,778

Net expenses for the year	878	64	991	27	1,960

Related to active employees:
Included in the cost of sales	258	33	204	2	497
Operating expenses in statement of income	133	27	128	24	312
Related to retirees	487	4	659	1	1,151

Net expenses for the year	878	64	991	27	1,960

c)	Sensitivity analysis of the defined benefit plans

The effect of a 100 basis points (bps) change in the assumed discount rate and medical cost trend rate is as set out below:

	Discount Rate				Medical Cost
	Pension Benefits		Medical Benefits		Medical Benefits
	+100 bps	-100 bps	+100 bps	-100 bps	+100 bps	-100 bps
Pension Obligation	(2,642)	3,247	(1,268)	1,568	1,687	(1,380)
Current Service cost and interest cost	(63)	78	(60)	72	213	(170)

d)	Actuarial assumptions

Assumptions	2017	2016
Discount rate - (real rate)	5.35% (1) / 5.45% (2) / 5.41% (3)	5.74% (1) / 5.69% (2) / 5.72% (3)
Expected Inflation (Brazilian price index-IPCA)	3.96% (1) (2) (3) (4)	4.87% (1) (2) (3) (4)
Nominal discount rate (real rate + inflation)	9.52% (1) / 9.63% (2) / 9.59% (3)	10.89% (1) / 10.84% (2) / 10.87% (3)
Expected salary growth - real rate	1.19% (1) (5) / 2.53% (2) (5)	1.53% (1) (5) / 2.58% (2) (5)
Expected salary growth - nominal (real rate + Inflation)	5.19% (1) (5) / 6.59% (2) (5)	6.47% (1) (5) / 7.57% (2) (5)
Medical plan turnover	0.498% p.a (6)	0.597% p.a (6)
Pension plan turnover	Null	Null
Expected changes in medical and hospital costs	11.3% a 4.5% p.a (7)	13.91% to 4.00%p.a (7)
Mortality table	EX-PETROS 2013 (both genders) (1) (3)AT-2000 female, smoothed in a 10% coefficient (2)	EX-PETROS 2013 (both genders) (1) (3)AT-2000 female, smoothed in a 10% coefficient (2)
Disability table	American Group (1) (3) American Group smoothed in 40% (2)	TASA 1927 (1) (3) / LIGHT-low (2)
Mortality table for disabled participants	AT-49 male (1) (3) IAPB 1957- strong (2)	AT-49 male amplified in a 10% coefficient (1) (3) IAPB 1957 - strong (2)
Age of retirement	Male, 57 years / Female, 56 years (8)	Male, 57 years / Female, 56 years (8)

(1)	Petros Plan for Petrobras Group.
(2)	Petros 2 Plan.
(3)	AMS Plan.
(4)	Inflation reflects market projections: 3.96% for 2018 and converging to 4.50% in 2025 torwards.
(5)	Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
(6)	Average turnover (only of Petrobras, the sponsor) according to age and employment term.
(7)	Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.
(8)	Except for Petros 2 Plan, for which it was used the eligibility as the rules of Regime Geral de Previdência Social (RGPS) and the rules.

e)	Expected maturity analysis of pension and medical benefits

	2017
	Pension Plan		Medical Plan
	Petros	Petros 2	AMS	Other plans	Total
Up to 1 Year	1,495	32	403	2	1,932
1 To 2 Years	1,446	31	419	1	1,897
2 To 3 Years	1,402	30	432	1	1,865
3 To 4 Years	1,364	30	443	1	1,838
Over 4 Years	19,374	764	9,105	80	29,323

Total	25,081	887	10,802	85	36,855

22.6.	Other defined contribution plans

Petrobras, through its subsidiaries in Brazil and abroad, also sponsors other defined contribution pension plans for employees. Contributions paid of US$ 2 in 2017 were recognized in the statement of income.

22.7.	Profit sharing

The Company’s profit sharing benefits comply with Brazilian legal requirements and those of the Brazilian Secretariat of Coordination and Governance of State-Owned Enterprises (SEST), of the Ministry of Planning, Budget and Management, and of the Ministry of Mines and Energy, and are computed based on the consolidated net income attributable to the shareholders of Petrobras.

The amount of profit sharing benefits is computed based on the results of six corporate indicators, for which annual goals are defined by the Executive Board and approved by the Board of Directors pursuant to the review of the Business and Management Plan (BMP). The annual goals are based on the results of the following corporate indicators:

•	Maximum permissible levels of crude oil and oil products spill;

•	Lifting cost excluding production taxes in Brazil;

•	Crude oil and NGL production in Brazil;

•	Feedstock processed - excluding NGL - in Brazil,

•	Vessel operating efficiency; and

•	Percentage of compliance with natural gas delivery schedules.

The results of the six individual goals are factored into a consolidated result that will determine the percentage of the profit to be distributed as a profit sharing benefit to employees. However, in the event the Company records a net loss for the period and all the annual goals are achieved, the profit sharing benefit will be half a month salary for each employee added to half of the lowest amount of profit sharing paid in the prior year, as established in the Company’s collective bargaining agreement.

Although the loss attributable to shareholders of Petrobras recognized for 2017, the annual goals were achieved and, as a result, the company accounted for the amount of US$ 151 in 2017 as other income and expenses regarding profit sharing benefits in accordance with clauses of the collective bargaining agreement.

22.8.	Voluntary Separation Incentive Plan

From January 2014 to December 31, 2017, the Company implemented voluntary separation incentive plans (PIDV) as presented below:

	Enrollments	Separations	Cancellations	Outstanding
Petrobras (PIDV 2014 and 2016)	19,499	(16,441)	(2,801)	257
Petrobras Distribuidora (PIDV BR 2014, 2015 and 2016)	2,163	(1,678)	(468)	17

Total	21,662	(18,119)	(3,269)	274

As of December 31, 2017 changes in the provision are set out as follows:

	12.31.2017	12.31.2016
Opening Balance	811	199
Enrollments	—	1,239
Revision of provisions	(237)	(11)
Separations in the period	(558)	(656)
Cumulative translation adjustment	18	40

Closing Balance	34	811

Current	34	811
Non-current	—	—